Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000116932 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000116932 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000116932 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%
C000116932 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%
C000116932 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116932 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000116932 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000116932 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000116932 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%	[1]
C000116932 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000116932 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006472 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006472 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000006472 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%
C000006472 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%
C000006472 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006472 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006472 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006472 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006472 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%	[2]
C000006472 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006472 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006483 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006483 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000006483 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%
C000006483 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%
C000006483 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006483 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006483 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006483 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006483 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%	[3]
C000006483 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006483 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006482 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006482 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000006482 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%
C000006482 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%
C000006482 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006482 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006482 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006482 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006482 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%	[4]
C000006482 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006482 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006480 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006480 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000006480 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%
C000006480 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%
C000006480 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006480 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006480 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006480 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006480 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%	[5]
C000006480 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006480 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006478 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006478 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000006478 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%
C000006478 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%
C000006478 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006478 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006478 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006478 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006478 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%	[6]
C000006478 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006478 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006477 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006477 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000006477 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%
C000006477 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%
C000006477 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006477 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006477 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006477 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006477 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%	[7]
C000006477 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006477 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006476 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006476 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000006476 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%
C000006476 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%
C000006476 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006476 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006476 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006476 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006476 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%	[8]
C000006476 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006476 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006471 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006471 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000006471 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%
C000006471 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%
C000006471 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006471 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006471 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006471 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006471 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%	[9]
C000006471 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006471 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006484 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000006484 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006484 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006484 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%
C000006484 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.80%
C000006484 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006484 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006484 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006484 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006484 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006484 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006484 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006484 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006484 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006484 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006484 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006484 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006484 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006484 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.00%
C000006484 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006484 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%	[10]
C000006484 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006484 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006485 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000006485 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006485 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006485 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%
C000006485 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.80%
C000006485 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006485 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006485 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006485 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006485 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006485 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006485 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006485 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006485 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006485 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006485 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006485 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006485 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006485 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.00%
C000006485 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006485 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%	[11]
C000006485 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006485 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006486 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000006486 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006486 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006486 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%
C000006486 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.80%
C000006486 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006486 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006486 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006486 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006486 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006486 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006486 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006486 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006486 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006486 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006486 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006486 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006486 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006486 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.00%
C000006486 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006486 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%	[12]
C000006486 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006486 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006487 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000006487 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006487 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006487 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%
C000006487 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.80%
C000006487 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006487 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006487 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006487 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006487 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006487 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006487 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006487 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006487 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006487 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006487 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006487 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006487 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006487 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.00%
C000006487 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006487 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%	[13]
C000006487 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006487 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000064677 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000064677 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000064677 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000064677 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%
C000064677 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.80%
C000064677 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000064677 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064677 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000064677 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000064677 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000064677 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000064677 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000064677 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.30%
C000064677 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000064677 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000064677 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.80%
C000064677 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000064677 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.00%
C000064677 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.00%
C000064677 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064677 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%	[14]
C000064677 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064677 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000064678 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000064678 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000064678 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000064678 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%
C000064678 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.80%
C000064678 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000064678 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064678 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000064678 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000064678 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000064678 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000064678 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000064678 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.30%
C000064678 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000064678 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000064678 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.80%
C000064678 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000064678 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.00%
C000064678 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.00%
C000064678 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064678 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%	[15]
C000064678 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064678 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000064679 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000064679 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000064679 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000064679 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%
C000064679 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.80%
C000064679 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000064679 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064679 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000064679 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000064679 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000064679 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000064679 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000064679 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.30%
C000064679 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000064679 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000064679 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.80%
C000064679 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000064679 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.00%
C000064679 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.00%
C000064679 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064679 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%	[16]
C000064679 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064679 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000064680 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000064680 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000064680 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000064680 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%
C000064680 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.80%
C000064680 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000064680 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064680 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000064680 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000064680 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000064680 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000064680 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000064680 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.30%
C000064680 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000064680 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000064680 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.80%
C000064680 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000064680 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.00%
C000064680 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.00%
C000064680 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064680 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%	[17]
C000064680 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064680 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000064681 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000064681 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000064681 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000064681 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%
C000064681 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.80%
C000064681 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000064681 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064681 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000064681 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000064681 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000064681 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000064681 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000064681 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.30%
C000064681 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000064681 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000064681 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.80%
C000064681 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000064681 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.00%
C000064681 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.00%
C000064681 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064681 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%	[18]
C000064681 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064681 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000191232 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000191232 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000191232 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000191232 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000191232 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000191232 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000191232 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000191232 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000191232 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000191232 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
C000191232 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000191232 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000191232 [Member] | Universities Dormitories [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000191232 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000191232 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000191232 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000191232 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000191232 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000191232 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000191232 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000191232 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000191232 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000191232 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000191232 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000191232 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000103072 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000103072 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000103072 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000103072 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000103072 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000103072 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000103072 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000103072 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000103072 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000103072 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
C000103072 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000103072 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000103072 [Member] | Universities Dormitories [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000103072 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000103072 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000103072 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000103072 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000103072 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000103072 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000103072 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000103072 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000103072 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000103072 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000103072 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000103072 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006490 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006490 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006490 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006490 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000006490 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000006490 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000006490 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006490 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006490 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006490 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
C000006490 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006490 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006490 [Member] | Universities Dormitories [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006490 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006490 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006490 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006490 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006490 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006490 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000006490 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000006490 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000006490 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006490 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000006490 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006490 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006489 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006489 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006489 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006489 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000006489 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000006489 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000006489 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006489 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006489 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006489 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
C000006489 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006489 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006489 [Member] | Universities Dormitories [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006489 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006489 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006489 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006489 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006489 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006489 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000006489 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000006489 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000006489 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006489 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000006489 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006489 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006488 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006488 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006488 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006488 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000006488 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000006488 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000006488 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006488 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006488 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006488 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
C000006488 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006488 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006488 [Member] | Universities Dormitories [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006488 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006488 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006488 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006488 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006488 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006488 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000006488 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000006488 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000006488 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006488 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000006488 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006488 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000118060 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000118060 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000118060 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000118060 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.00%
C000118060 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000118060 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118060 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000118060 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000118060 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%	[19]
C000118060 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000118060 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%

[1]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[2]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[3]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[4]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[5]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[6]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[7]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[8]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[9]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[10]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[11]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[12]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[13]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[14]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[15]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[16]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[17]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[18]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[19]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.